Revenue - Earned revenue (Details) - Voyage Charter - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of revenue
Revenue	$ 474,256,881	$ 172,125,286
Freight
Disaggregation of revenue
Revenue	403,763,446	158,445,650
Demurrages
Disaggregation of revenue
Revenue	$ 70,493,435	$ 13,679,636